Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Net operating losses and tax credits	$ 238	$ 231
Accrued liabilities	311	262
Postretirement and postemployment benefits	93	102
Employee compensation and benefits	196	256
Pensions	28	0
Other	137	124
Total deferred tax assets	1,003	975
Valuation allowances	(154)	(131)
Intangibles	(649)	(780)
Pensions	0	(38)
Property, plant and equipment	(258)	(255)
Other	(98)	(158)
Total deferred tax liabilities	(1,005)	(1,231)
Net deferred income tax liability	$ (156)	$ (387)